Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Anvia Holdings Corp
Entity Central Index Key	0001681282
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description	This registration statement and the prospectus therein covers the registration of 3,796,700 shares of common stock offered by the holders thereof.
Entity Filer Category	Smaller Reporting Company